OTHER CURRENT LIABILITIES	12 Months Ended
Dec. 31, 2015
OTHER CURRENT LIABILITIES [Abstract]
OTHER CURRENT LIABILITIES
NOTE 11	-	OTHER CURRENT LIABILITIES

Other current liabilities consist of the following:

	As of December 31,
	2015	2014
Government payables	$7,645	$7,344
TJP facility closure related accruals	5,044	4,603
Interest payable in relation to debentures	2,138	2,207
Others	3,153	2,465
	$17,980	$16,619